Exhibit 99.8

Client Name:	Lendage
Client Project Name:	ACHM 2024-HEM2CO
Start - End Dates:	2/20/2023 - 9/10/2024
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	0
Loans with Conditions:	0

0 - Total Active Conditions

0 - Total Satisfied Conditions

0 - Total Waived Conditions

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Client Name:	Lendage
Client Project Name:	ACHM 2024-HEM2CO
Start - End Dates:	2/20/2023 - 9/10/2024
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	0
Loans with Conditions:	0

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method
5000024257	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A
5000028436	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A
5000029232	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A
5000029324	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A

Client Name:	Lendage
Client Project Name:	ACHM 2024-HEM2CO
Start - End Dates:	2/20/2023 - 9/10/2024
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	0
Loans with Conditions:	0

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
5000024257	Yes	XXXXXX	Not Applicable	A	A	A	A	(No Data)
5000028436	Yes	XXXXXX	Not Applicable	A	A	A	A	(No Data)
5000029232	Yes	XXXXXX	Not Applicable	A	A	A	A	(No Data)
5000029324	Yes	XXXXXX	Not Applicable	A	A	A	A	(No Data)